Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		22 Months Ended	25 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Jul. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (11,678)	$ (15,665)	$ (57,591)	$ (14,352)	$ (71,943)	$ (83,621)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts receivable	0	0	0	(163)	(163)	(163)
Inventory	(821)	1,140	2,207	(5,519)	(3,312)	(4,133)
Prepaid expenses and deposits	0	(1,000)	(2,045)	0	(2,045)	(2,045)
Accounts payable	6,075	11,861	(1,293)	2,607	1,314	7,389
Net cash used in operating activities	(6,424)	(3,664)	(58,722)	(17,427)	(76,149)	(82,573)
Cash Flows From Financing Activities:
Proceeds from sale of stock	0	0	0	15,900	15,900	15,900
Proceeds from related party loan	10,176	0	62,261	10,500	72,761	82,937
Repayments of related party debt	(14,124)	0	0	0	0	(14,124)
Cash provided by financing activities	(3,948)	0	62,261	26,400	88,661	84,713
Net change in cash	(10,372)	(3,664)	3,539	8,973	12,512	2,140
Cash, Beginning of Period	12,512	8,973	8,973
Cash, End of Period	2,140	5,309	12,512	8,973	12,512	2,140
Supplemental Disclosures of Cash Flow Information:
Interest paid	0	0				0
Income taxes paid	$ 0	$ 0				$ 0